Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (139,086)	$ (5,081,806)	$ (8,472,216)	$ (287,171)
Adjustments to reconcile net loss to net cash flows used in operating activities
Stock-based compensation – related party		5,009,771	8,141,501
Changes in assets and liabilities:
Prepaid expenses			3,500	(3,500)
Prepaid expenses and other assets	(1,932)	(5,185)
Receivables	44,481
Accounts payable – related party	(12,127)	(6,574)
Accounts payable and accrued expenses	8,528	(19,998)	(41,132)	8,290
Net cash used in operating activities	(100,136)	(103,792)	(368,347)	(282,381)
Cash flows from financing activities:
Proceeds from note payable			40,000
Repayment of note payable			(40,000)
Cash distribution to shareholder		(141,350)
Proceeds from exercise of warrants	105,000		115,000
Advance from related party	1,924		13,886
Issuance of common stock to an investor				400,000
Net cash provided (used) by financing activities	106,924	(141,350)	128,886	400,000
Net change in cash	6,788	(245,142)	(239,461)	117,619
Effect of exchange rate on cash	(3,165)		665
Cash at beginning of period	7,149	245,945	245,945	128,326
Cash at end of period	10,772	803	7,149	245,945
Supplemental disclosure of cash flow information:
Income taxes paid
Interest paid
Supplemental disclosure of non-cash activity:
Common stock issued for shares of Myson, Inc.	$ 1,750,000